Financial risk management and fair values - Movement in loss allowance account in respect of trade receivables (Details) - Loss allowance - CNY (¥)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at the beginning of period	¥ (59,827,000)	¥ (43,183,000)
Credit loss recognized during the year	(28,924,000)	(19,870,000)
Exchange adjustment	3,634,000	3,226,000
Balance at the end of period	(85,117,000)	(59,827,000)
Increase through increase in days past due days	5,551,000	25,206,000
Decrease through decrease in days past due days	14,703,000	15,287,000
Increase due to deterioration of financial status of certain overseas distributor	35,720,000	5,704,000
Other receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Credit loss recognized during the year	¥ 0	¥ 0